COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES

15. COMMITMENTS AND CONTINGENT LIABILITIES

At March 31, 2011, the Company was contingently liable as a guarantor for housing and education loans to employees in the amount of ¥ 7 million ($84 thousand). The Company will be required to satisfy the outstanding loan commitments of certain employees in the event those employees are not able to fulfill their repayment obligations. The fair value of the liabilities for the Company’s obligations under the guarantees described above as of March 31, 2011, was insignificant.

Makita’s purchase obligations, mainly for raw materials, were ¥ 9,007 million ($ 108,518 thousand) as of March 31, 2011.

Makita is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Makita’s consolidated financial position, results of operations, or cash flows.

Makita made rental payments of ¥ 2,207 million, ¥ 2,264 million and ¥ 2,103 million ($25,337 thousand) under cancelable and noncancelable operating lease agreements for offices, warehouses, automobiles and office equipment during the years ended March 31, 2009, 2010 and 2011, respectively.

The minimum rental payments required under noncancelable operating lease agreements as of March 31, 2011, were as follows:

Year ending March 31,	Yen in millions
2012	¥805
2013	616
2014	507
2015	354
2016	276
2017 and after	360

Total	¥2,918

Makita generally guarantees the performance of products delivered and services rendered for a certain period or term. Estimates for product warranty cost are made based on historical warranty claim experience. The change in accrued product warranty cost for the years ended March 31, 2009, 2010 and 2011 was summarized as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Balance at beginning of year	¥1,964	¥1,677	¥1,835	$22,108
Addition	1,648	1,484	1,601	19,289
Utilization	(1,593)	(1,373)	(1,344)	(16,192)
Foreign exchange impact	(342)	47	(77)	(928)

Balance at end of year	¥1,677	¥1,835	¥2,015	$24,277